7. Goodwill And Intangible Assets,Net	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assetsnet
Goodwill and Intangible Assets,Net

The carrying amount of goodwill included in the consolidated balance sheets as of December 31, 2012 and 2013 were RMB80,625,667 and RMB80,625,667 (US$13,318,412), respectively. The balance represents the goodwill arising from the Group’s acquisition of Royalstone, Health Field and Proadvancer.

The Group first assessed qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The value of the reporting unit implied by the test was based on management’s assessment of the Group’s business strategy, the related expected future cash flows based on working capital requirements and market capitalization. The Group perform a valuation test (step 1) based on assessments made in the qualitative process. As of December 31, 2013, there were no impairment and no impairment loss on goodwill was recognized.s

Intangible assets included in the consolidated balance sheets as of December 31, 2013 and 2012 comprised of:

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48 years	¥36,270,003	¥36,270,003	¥-	$-
Software	5 years	6,588,516	6,588,516	-	-
Internally generated software	4 years	66,791,484	33,565,677	33,225,807	5,488,512
Trademark	Indefinite	376,000	-	376,000	62,111
Balance at December 31, 2013		¥110,026,003	¥76,424,196	¥33,601,807	$5,550,623

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48 years	¥36,270,003	¥36,270,003	¥-
Software	5 years	6,588,516	6,298,813	289,703
Internally generated software	4 years	51,752,702	30,202,201	21,550,501
Trademark	Indefinite	376,000	-	376,000
Balance at of December 31, 2012		¥94,987,221	¥72,771,017	¥22,216,204

Amortization expense for the years ended December 31, 2011, 2012 and 2013 was RMB11.2 million, RMB6.9 million and RMB3.7 million (US$0.6 million), respectively. Unamortized capitalized software costs as of December 31, 2012 and 2013 were RMB14.0 million and RMB23.4 million (US$3.9 million), respectively.

The Group determined the fair value of intangible assets based on the expected future cash flows generated by them. The Group recorded an impairment loss of RMB2.06 million for the year ended December 31, 2011 for certain internally generated software which had or were not expected to generate future revenue, or be sellable to a third party, and did not fit the Company’s development strategy going forward. In addition, the Group recorded an impairment loss of RMB2.07 million for the year ended December 31, 2011 for a trade name acquired during the business combination in 2007 which was not expected to generate sufficient future cashflow as the market is inclined to pursue more advanced technical platform than that under this trade name. No impairment loss was recorded for the years ended December 31, 2012 and 2013.

Estimated aggregate amortization related to the existing intangible assets with definite lives for the each of succeeding five years is as follows:

	Chinese Yuan
	(Renminbi)	U.S. Dollars
For the years ending December 31,
2014	¥6,771,683	$1,118,602
2015	9,227,112	1,524,210
2016	7,988,308	1,319,574
2017	6,423,361	1,061,064
2018	2,815,343	465,062
Thereafter	-	-